Right-of-use asset and lease liability (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Lease liabilities	R$ 328,506	R$ 270,442	R$ 273,756
Lease liabilities, percent	26.47%
Right to use assets	R$ 308,983	R$ 252,600
Right to use assets, percent	4.37%
Financial expense, percent	18.93%
Amortization expense, percent	6.80%
At cost or in accordance with IFRS 16 within fair value model [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	R$ 328,506
Right to use assets	308,983
Financial expense	28,560
Depreciation expense	77,965
Inflation Projected Balance [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	415,449
Right to use assets	322,474
Financial expense	33,967
Depreciation expense	R$ 83,268